Investments in affiliated companies (Tables)	12 Months Ended
Mar. 31, 2017
Equity Method Investments and Joint Ventures [Abstract]
Summarized Combined Financial Information Provided by Equity Investees

The summarized combined financial information that is based on information provided by the equity investees including information for significant equity affiliates and the reconciliation of such information to the consolidated financial statements is shown below:

Balance Sheets

	Yen in millions
	March 31
	2016	2017
Current assets	367,465	361,492
Noncurrent assets	773,126	834,765
Current liabilities	245,731	248,450
Noncurrent liabilities and noncontrolling interests	709,134	761,546
Percentage of ownership in equity investees	20%-50%	20%-50%

Statements of Income

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Net revenues	308,399	358,256	387,229
Operating income	34,962	32,884	37,800
Net income (loss) attributable to controlling interests	(5,461)	8,388	11,529
Percentage of ownership in equity investees	20%-50%	20%-50%	20%-50%

Account Balances and Transactions with Affiliated Companies Accounted for under Equity Method

Account balances and transactions with affiliated companies accounted for under the equity method are presented below. There are no other material transactions or account balances with any other related parties.

	Yen in millions
	March 31
	2016	2017
Accounts receivable, trade	9,740	10,873
Accounts payable, trade	2,044	2,525
Capital lease obligations	21,025	10,105

	Yen in millions
	Fiscal year ended March 31
	2015	2016	2017
Sales	29,393	33,569	31,238
Purchases	1,498	2,259	1,966
Lease payments	36,642	32,291	16,492